Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts receivable
Schedule of accounts receivable

	2012	2011

Customers	$12,787	$11,748
Allowance for doubtful accounts	(1,202)	(1,360)
	11,585	10,388
Recoverable income taxes	140	1,519
Recoverable value-added tax and tax withholdings	1,146	651
Other	650	100

	$13,521	$12,658

Schedule of revenues by customer
	2012	2011	2010
	%	%	%

Hughes Networks Systems	11	14	17
América Móvil Perú, S.A.C.	9	10	10
Telmex	5	5	4
Other foreign customers	43	40	37
Other domestic customers	32	31	32